Interest Income and Interest Expense - Schedule of Detail of the Amount Due for Interest and Readjustments (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Totals	$ (711,195)	$ (683,237)	$ (873,222)
Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(31,212)	(46,842)	(52,401)
Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(5,789)	(8,622)	(26,349)
Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(172,290)	(262,397)	(377,608)
Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals	(29,127)	(55,541)	(81,557)
Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(530,653)	(330,450)	(342,473)
Other financial liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(49)	(215)	(501)
Lease obligations [member]
Disclosure of detailed information about hedged items [line items]
Totals	(3,725)	(4,919)	(5,126)
Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	(15,016)	(7,627)	(3,306)
Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	76,666	33,376	16,099
Hedged of interest [member]
Disclosure of detailed information about hedged items [line items]
Totals	(345,660)	(538,082)	(730,996)
Hedged of interest [member] | Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(30,027)	(46,530)	(52,181)
Hedged of interest [member] | Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(5,784)	(8,621)	(26,349)
Hedged of interest [member] | Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(152,854)	(254,633)	(369,048)
Hedged of interest [member] | Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals	(29,127)	(55,541)	(81,557)
Hedged of interest [member] | Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(200,692)	(200,911)	(212,346)
Hedged of interest [member] | Other financial liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(49)	(215)	(501)
Hedged of interest [member] | Lease obligations [member]
Disclosure of detailed information about hedged items [line items]
Totals	(3,725)	(4,923)	(5,034)
Hedged of interest [member] | Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	(68)	(84)	(79)
Hedged of interest [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	76,666	33,376	16,099
Hedged of inflation adjustments [member]
Disclosure of detailed information about hedged items [line items]
Totals	(365,535)	(145,155)	(142,226)
Hedged of inflation adjustments [member] | Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(1,185)	(312)	(220)
Hedged of inflation adjustments [member] | Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(5)	(1)
Hedged of inflation adjustments [member] | Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(19,436)	(7,764)	(8,560)
Hedged of inflation adjustments [member] | Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(329,961)	(129,539)	(130,127)
Hedged of inflation adjustments [member] | Lease obligations [member]
Disclosure of detailed information about hedged items [line items]
Totals		4	(92)
Hedged of inflation adjustments [member] | Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	$ (14,948)	$ (7,543)	$ (3,227)